Dividends	12 Months Ended
Dec. 31, 2019
Dividends Abstract [Abstract]
Disclosure Of Dividends Explanatory

34. Dividends

The dividends paid to the shareholders of the Parent Company in 2018 and 2019 were ￦ 766,728 million (￦ 1,920 per share) and ￦ 759,736 million (￦ 1,920 per share) , respectively. The dividends to the shareholders in respect of the year ended December 31, 2019 of ￦ 2,210 per share, amounting to total dividends of ￦ 861,092 million were declared at the annual general meeting on March 20, 2020. The Group’s financial statements as of December 31, 2019, do not reflect this dividend payable.